Revolving Credit Facility	12 Months Ended
Jan. 31, 2011
Revolving Credit Facility
Revolving Credit Facility

Note 6—Revolving Credit Facility:

Science Applications had an unused revolving credit facility at January 31, 2011 providing for $750 million in unsecured borrowing capacity at interest rates determined, at its option, based on either LIBOR plus a margin or a defined base rate through fiscal 2013. This credit facility was fully and unconditionally guaranteed by SAIC. As of January 31, 2011 and 2010, there were no borrowings outstanding under the revolving credit facility.

The revolving credit facility contained certain customary representations and warranties, as well as certain affirmative and negative covenants. The financial covenants contained in the revolving credit facility required the maintenance of a ratio of consolidated funded debt to earnings before interest, taxes, depreciation and amortization (EBITDA) adjusted for other items as defined in the credit facility of not more than 3.0 to 1.0 and a ratio of EBITDA adjusted for other items as defined in the credit facility to interest expense of greater than 3.5 to 1.0 for a period of four trailing fiscal quarters. The Company was in compliance with these financial covenants as of January 31, 2011.

Other covenants restricted certain of the Company's activities, including among other things, its ability to create liens, dispose of certain assets and merge or consolidate with other entities and to declare and pay a dividend on SAIC's stock. The revolving credit facility also contained certain customary events of default, including, among others, defaults based on certain bankruptcy and insolvency events, nonpayment, cross-defaults to other debt, breach of specified covenants, Employee Retirement Income Security Act (ERISA) events, material monetary judgments, change of control events and the material inaccuracy of the Company's representations and warranties.

Subsequent to January 31, 2011, the Company amended and restated the revolving credit facility. The amended and restated agreement executed by SAIC and fully and unconditionally guaranteed by Science Applications provides a $750 million revolving credit facility with similar terms maturing in fiscal 2016.